Above / Below Market Acquired Time Charters / Other Intangible Assets - Future Amortization of Other Intangible Assets (Table) (Details) (Other Intangible Assets, USD $)	Dec. 31, 2013
Other Intangible Assets
For the year:
2014	$ 1,056,338
2015	520,588
Total	$ 1,576,926